Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 85.3	$ 74.9
Percentage of Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables	1,231.9	1,090.2
Percentage of Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	81.2	71.1
Percentage of Prepaid Reinsurance Premiums	95.00%	95.00%
Reinsurance Recoverables	1,180.0	1,005.3
Percentage of Reinsurance Recoverables	96.00%	92.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	32.8	29.5
Percentage of Prepaid Reinsurance Premiums	38.00%	40.00%
Reinsurance Recoverables	1,018.8	875.9
Percentage of Reinsurance Recoverables	83.00%	80.00%
State Reinsurance Plan | Commercial Auto Insurance Procedures Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	26.5	21.1
Percentage of Prepaid Reinsurance Premiums	31.00%	28.00%
Reinsurance Recoverables	110.1	79.3
Percentage of Reinsurance Recoverables	9.00%	7.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	21.9	20.5
Percentage of Prepaid Reinsurance Premiums	26.00%	27.00%
Reinsurance Recoverables	51.1	50.1
Percentage of Reinsurance Recoverables	4.00%	5.00%
Non-State Reinsurance Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	4.1	3.8
Percentage of Prepaid Reinsurance Premiums	5.00%	5.00%
Reinsurance Recoverables	$ 51.9	$ 84.9
Percentage of Reinsurance Recoverables	4.00%	8.00%